EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE

NOTE 8 - EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE

The Company evaluated all events and transactions that occurred subsequent to the balance sheet date and prior to the date on which these unaudited condensed consolidated financial statements were issued, and determined that no events required disclosure.

On March 11, 2022, the Company entered into a Share Purchase Agreement with 3CL Sciences Ltd. (“3CL”) and NLC Pharma Ltd. (“NLC”), pursuant to which the Company will acquire 52% of the issued and outstanding shares of 3CL and NLC will acquire 48% of the issued and outstanding shares of 3CL (the “Share Purchase Agreement”). Immediately prior to entering into the Share Purchase Agreement, NLC conveyed to 3CL all of the therapeutic, diagnostic, dietary supplement and pharmaceutical assets from NLC that relate to 3CL protease biology (which is used in the development, manufacture, sale and distribution of Tollovid™ and Tollovir™).

In consideration of the 3CL shares being issued to us, the Company undertook to raise $10,000 for 3CL and committed to issue to NLC $3,800 worth of our ordinary shares, based upon the closing price for our ordinary shares the day before the closing of the Share Purchase Agreement. The Company and NLC agreed to identify a seasoned biopharmaceutical CEO to run 3CL going forward. The board of directors of 3CL Sciences will be made up of five (5) individuals: three (3) appointed by the Company and two (2) appointed by NLC. The Company anticipate that the Share Purchase Agreement will close during the second quarter of 2022.